LOSS PER SHARE	9 Months Ended
Sep. 30, 2013
LOSS PER SHARE
14.	LOSS PER SHARE

Basic and diluted net loss per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the Nine Months Ended September 30,
	2012	2013	2013
	RMB(‘000)	RMB(‘000)	US$(‘000)
	(unaudited)	(unaudited)
Numerator:
Loss attributable to ordinary shareholders — basic and diluted	(892,449)	(852,260)		(139,259)

Denominator:
Weighted-average number of shares outstanding, opening	421,676,232	422,766,842		422,766,842
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	355,555	347,256		347,256

Weighted-average number of shares outstanding — basic and diluted	422,031,787	423,114,098		423,114,098

Basic net loss per share	RMB (2.11)	RMB (2.01)	US$	(0.33)

Diluted net loss per share	RMB (2.11)	RMB (2.01)	US$	(0.33)

During the nine months ended September 30, 2012 and 2013, the Company issued 1,000,000 and 1,000,000 ordinary shares, respectively, to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

For the nine months ended September 30, 2012 and 2013, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net loss per share as they are not entitled to the earnings of the Company.